Long-Term Debt (Tables)	Nov. 18, 2019
Long term Debt

At December 31,	2018 Weighted- average Coupon (1)	2018	2017
(millions, except percentages)
Dominion Energy Gas Holdings, LLC:
Unsecured Senior Notes:
Variable rate, due 2021	3.39%	$500	$—
2.5% to 3.55%, due 2019 to 2023	2.90%	1,800	1,800
3.317% to 4.8%, due 2024 to 2044 (2)	4.12%	1,787	1,800
Dominion Energy Midstream Partners, LP:
Term Loans, variable rates, due 2019 and 2021 (3)(4)	4.13%	3,300	300
Revolving Credit Agreement, variable rates, due 2021 (4)	3.55%	73	—
Unsecured Senior and Medium-Term Notes, 5.83% and 6.48%, due 2018 (5)		—	255
Unsecured Senior Notes, 3.53% to 4.875%, due 2028 to 2041 (5)	4.23%	430	180

Dominion Energy Gas Holdings, LLC total principal		$7,890	$4,335

Securities due within one year (6)	3.16%	(748)	(5)
Credit facility borrowings (4)	3.55%	(73)	—
Unamortized discount and debt issuance costs		(47)	(35)

Dominion Energy Gas Holdings, LLC total long-term debt		$7,022	$4,295

Virginia Electric and Power Company:
Unsecured Senior Notes:
1.2% to 5.4%, due 2018 to 2023	3.35%	$1,800	$2,650
2.95% to 8.875%, due 2024 to 2048	4.61%	9,290	7,990
Tax-Exempt Financings (7) :
Variable rates, due 2024 to 2027		—	100
1.75% to 5.6%, due 2023 to 2041	2.18%	664	678

Virginia Electric and Power Company total principal		$11,754	$11,418

Securities due within one year	5.00%	(350)	(850)
Unamortized discount, premium and debt issuances costs, net		(83)	(72)

Virginia Electric and Power Company total long-term debt		$11,321	$10,496

Dominion Energy, Inc.:
Unsecured Senior Notes (8) :
Variable rates, due 2019 and 2020	3.23%	$800	$800
1.5% to 6.4%, due 2018 to 2022	2.75%	2,550	5,800
2.85% to 7.0%, due 2024 to 2044	4.81%	4,849	5,049
Unsecured Junior Subordinated Notes:
2.579% to 4.104%, due 2019 to 2021	3.08%	2,100	2,100
Payable to Affiliated Trust, 8.4%, due 2031	8.40%	10	10
Enhanced Junior Subordinated Notes:
5.25% and 5.75%, due 2054 and 2076	5.48%	1,485	1,485
Variable rates, due 2066	5.26%	422	422
Remarketable Subordinated Notes, 2.0%, due 2021 and 2024	2.00%	1,400	1,400
Unsecured Debentures and Senior Notes (9) :
6.8% and 6.875%, due 2026 and 2027	6.81%	89	89
Unsecured Senior and Medium-Term Notes (10) :
5.31% and 6.3%, due 2018		—	120
2.98% to 7.20%, due 2024 to 2051	4.25%	750	600
Secured Senior Notes, 4.82%, due 2042 (11)	4.82%	362	—
Term Loans, variable rates, due 2023 and 2024 (12)	4.85%	582	638
Tax-Exempt Financing, 1.55%, due 2033 (13)	1.55%	27	27
Capital leases, 4.14% to 6.04%, due 2019 to 2029	5.99%	39	—
Dominion Energy Gas Holdings, LLC total principal (from above)		7,890	4,335
Virginia Electric and Power Company total principal (from above)		11,754	11,418

Dominion Energy, Inc. total principal		$35,109	$34,293

Fair value hedge valuation (14)		(20)	(22)
Securities due within one year (6)(15)	3.23%	(3,624)	(3,078)
Credit facility borrowings (4)	3.55%	(73)	—
Unamortized discount, premium and debt issuance costs, net		(248)	(245)

Dominion Energy, Inc. total long-term debt		$31,144	$30,948

(1)	Represents weighted-average coupon rates for debt outstanding as of December 31, 2018.

(2)	Amount includes foreign currency remeasurement adjustments.

(3)	Includes debt obligations of Cove Point that are secured by Dominion Energy’s common equity interest in Cove Point.

(4)
In February 2019, Dominion Energy Midstream repaid its $
300
 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $
73
 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets at December 31, 2018.

(5)	Represents debt obligations of Dominion Energy Questar Pipeline. See Note 3 for more information.

(6)
2017 excludes $
250
 million of Dominion Energy Questar Pipeline’s senior notes that matured in February 2018 using proceeds from the January 2018 issuance, through private placements, of $
100
 million and $
150
 million of senior notes that mature in 2028 and 2038, respectively.

(7)
These financings relate to certain pollution control equipment at Virginia Power’s generating facilities. In March 2018, Virginia Power redeemed certain variable rate tax-exempt
financings supported by its $
100
 million credit facility and terminated the facility. In December 2018, Virginia Power redeemed its $
14
 million Economic Development Authority of the County of Chesterfield Solid Waste and Sewage Disposal Revenue Bonds due in 2031.

(8)	In November and December 2018, Dominion Energy redeemed certain senior notes prior to their stated maturity. See below for a discussion of the senior note redemptions.

(9)	Represents debt assumed by Dominion Energy from the merger of its former CNG subsidiary.

(10)	Represents debt obligations of Questar Gas. See Note 3 for more information.

(11)	Represents debt obligations of Eagle Solar. The debt is nonrecourse to Dominion Energy and is secured by Eagle Solar’s interest in certain merchant solar facilities.

(12)
Represents debt associated with SBL Holdco and Dominion Solar Projects III, Inc. The debt is nonrecourse to Dominion Energy and is secured by SBL Holdco and Dominion Solar Projects III, Inc.’s interest in certain merchant solar facilities.

(13)	Represents debt obligations of a DGI subsidiary.

(14)	Represents the valuation of certain fair value hedges associated with Dominion Energy’s fixed rate debt.

(15)	Includes $ 20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.

Scheduled Principal Payments of Long-Term Debt
Based on stated maturity dates rather than early redemption dates that could be elected by instrument holders, the scheduled principal payments of long-term debt at December 31, 2018, were as follows:

	2019	2020	2021	2022	2023	Thereafter	Total
(millions, except percentages)
Dominion Energy Gas
Term Loans (1)	$300	$—	$3,000	$—	$—	$—	$3,300
Credit Facility Borrowings (1)	—	—	73	—	—	—	73
Unsecured Senior Notes	450	700	500	—	650	2,217	4,517

Total	$750	$700	$3,573	$—	$650	$2,217	$7,890

Weighted-average Coupon	2.94%	2.80%	4.05%		3.29%	4.14%
Virginia Power
Unsecured Senior Notes	$350	$—	$—	$750	$700	$9,290	$11,090
Tax-Exempt Financings	—	—	—	—	40	624	664

Total	$350	$—	$—	$750	$740	$9,914	$11,754

Weighted-average Coupon	5.00%			3.15%	2.87%	4.45%
Dominion Energy
Term Loans (1)(2)	$336	$35	$3,035	$34	$273	$169	$3,882
Credit Facility Borrowings (1)	—	—	73	—	—	—	73
Unsecured Senior Notes	2,700	1,000	900	1,500	1,350	17,195	24,645
Secured Senior Notes	17	15	17	19	16	278	362
Tax-Exempt Financings	—	—	—	—	40	651	691
Unsecured Junior Subordinated Notes Payable to Affiliated Trusts	—	—	—	—	—	10	10
Unsecured Junior Subordinated Notes	550	1,000	550	—	—	—	2,100
Enhanced Junior Subordinated Notes	—	—	—	—	—	1,907	1,907
Remarketable Subordinated Notes	—	—	700	—	—	700	1,400
Capital leases	4	4	4	3	3	21	39

Total	$3,607	$2,054	$5,279	$1,556	$1,682	$20,931	$35,109

Weighted-average Coupon	3.23%	2.80%	3.64%	3.02%	3.41%	4.51%

(1)
In February 2019, Dominion Energy Midstream repaid its $300 million variable rate term loan due in December 2019 and terminated the credit facility due in March 2021 subsequent to repaying the $73 million outstanding balance. As such, credit facility borrowings are presented within current liabilities in Dominion Energy Gas and Dominion Energy’s Consolidated Balance Sheets at December 31, 2018.

(2)
Excludes mandatory prepayments associated with SBL Holdco and Dominion Solar Projects III, Inc. based on cash flows in excess of debt service. At December 31, 2018, $20 million of estimated mandatory prepayments due within one year were included in securities due within one year in Dominion Energy’s Consolidated Balance Sheets.

Schedule of Capital Units
Selected information about Dominion Energy’s equity units is presented below:

Issuance Date	Units Issued	Total Net Proceeds	Total Long-term Debt	RSN Annual Interest Rate		Stock Purchase Contract Annual Rate	Stock Purchase Contract Liability (1)	Stock Purchase Settlement Date
(millions, except interest rates)
8/15/2016 (2)	28	$1,374.8	$1,400.0	2.000	% (3)	4.750%	$190.6	8/15/2019

(1)
Payments of $
64
 million and $
101
 million were made in 2018 and 2017, respectively, including payments for the remarketed 2014 Series A notes. The stock purchase contract liability was $
47
million and $
111
 million at December 31, 2018 and 2017, respectively.

(2)	The maturity dates of the $ 700 million Series A-1 RSNs and $ 700 million Series A-2 RSNs are August 15, 2021 and August 15, 2024, respectively.

(3)	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.

SCANA
Long term Debt
At closing of the SCANA Combination, SCANA had the following long-term debt outstanding which is part of the total consideration provided for the transaction.

	Weighted- average Coupon (1)	Amount

(millions, except percentages)
Unsecured medium term notes, due 2020 to 2022	5.42%	$800
Unsecured senior notes, due 2019 to 2034	3.44	70
First mortgage bonds, due 2021 to 2065	5.52	4,990
GENCO notes, due 2019 to 2024	5.49	40
Industrial and pollution control bonds, due 2028 to 2038 (2)	3.52	122
PSNC senior debentures and notes, due 2020 to 2047	5.07	700
Other, due 2019 to 2027	3.46	73

Total principal		$6,795
Current maturities of long-term debt		(59)
Unamortized discount, premium and debt issuance costs, net		(29)

SCANA total long-term debt		$6,707

(1)	Represents weighted-average coupon rates for debt outstanding at closing of the SCANA Combination.

(2)	Includes variable rate debt of $ 68 million, with a weighted-average interest rate of 1.72%, which is hedged by fixed swaps.

Scheduled Principal Payments of Long-Term Debt
Based on stated maturity dates rather than early redemption dates that could be elected by instrument holders, th
e
scheduled principal payments of long-term debt at closing of the SCANA Combination , were as follows:
	2019	2020	2021	2022	2023	Thereafter	Total
(millions, except percentages)
Unsecured senior notes	$4	$4	$4	$4	$4	$50	$70
Unsecured medium term notes	—	250	300	250	—	—	800
First mortgage bonds	—	—	330	—	—	4,660	4,990
PSNC senior debentures and notes	—	100	150	—	—	450	700
GENCO notes	7	7	7	7	7	5	40
Industrial and pollution control bonds	—	—	—	—	—	122	122
Other	48	7	6	5	3	4	73

Total	$59	$368	$797	$266	$14	$5,291	$6,795

Weighted-average coupon	3.91%	6.26%	4.20%	5.22%	3.29%	5.51%	5.36%